Related Party Transactions (Details) - USD ($)			12 Months Ended
	Nov. 17, 2023	Aug. 29, 2019	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2017
Related Party Transactions [Line Items]
Consulting expenses			$ 63,644	$ 86,528
Accrued and unpaid services charge			15,000	15,000
Cash payment			2,856,309	285,400
Equity method investment payable				666,667
Interest expense			$ 983,486	773,780
Purchase price	$ 3,000,000
Line of Credit Agreement [Member]
Related Party Transactions [Line Items]
Line of credit		$ 20,000,000
Promissory note maturity date		Dec. 31, 2024
Bears interest rate		5.00%
Beijing Genexosome [Member]
Related Party Transactions [Line Items]
Cash payment					$ 450,000
Ownership percentage			40.00%
Mr. Lu [Member]
Related Party Transactions [Line Items]
Acquire percentage	30.00%
Avalon RT 9 [Member]
Related Party Transactions [Line Items]
Additional acquire percentage	70.00%
Related Party [Member]
Related Party Transactions [Line Items]
Rental revenue			$ 50,400	50,400
Rent receivable			0	124,500
Interest expense			42,445	33,712
Advance from pending sale of noncontrolling interest			3,108,106	485,714
Dr. Yu Zhou [Member]
Related Party Transactions [Line Items]
Unpaid acquisition consideration			100,000	100,000
Wenzhao Lu [Member]
Related Party Transactions [Line Items]
Accrued liabilities and other payables			0	33,712
Advance from pending sale of noncontrolling interest			3,108,106	485,714
Avalon RT 9 [Member]
Related Party Transactions [Line Items]
Purchase price	$ 7,000,000
Letter of Credit [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Accrued and unpaid interest for line of credit			0	33,712
Lab Services MSO [Member]
Related Party Transactions [Line Items]
Equity method investment payable			566,667
Accrued liabilities and other payables			$ 632,916	$ 72,746